Intangible assets, net - Land use rights (Details)	12 Months Ended			70 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2008 item
Finite-Lived Intangible Assets [Line Items]
Amortization, Continued and Discontinued Operations	$ 441,489	$ 459,898	$ 602,959
Amortization of Intangible Assets	$ 441,489	441,489	$ 443,318
Land use rights
Finite-Lived Intangible Assets [Line Items]
Number of Land Use Rights Acquired | item				2
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years
Intangible Assets, Net (Excluding Goodwill)	$ 201,755	194,745
Shangchi Automobile [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 11,998,606	$ 1,103,332